Note 17 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended		6 Months Ended				16 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Apr. 25, 2020
Statement Line Items [Line Items]
Segmented assets	$ 2,740,022		$ 2,740,022	$ 1,951,990
Segmented liabilities	1,003,018		1,003,018	1,185,714
Segmented revenue	977,389	$ 895,205	1,074,513		$ 1,007,169	$ 1,040,514
Segmented direct costs	44,449	29,486	119,341		74,422
Segmented selling, general & administrative	109,596	153,914	(246,611)		430,917
Segmented profit / (loss)	624,329	430,651	857,948	46,437	116,129
Foreign exchange	(9,223)	(4,457)	(58,392)		(7,324)	63,956	$ (7,324)
Interest income (expense)	(13,033)	(20,316)	7,921		(24,547)	(38,924)	(24,547)
Share-based payment	(8,985)	(29,001)	(13,846)		(56,759)	(73,071)	(56,759)
Other comprehensive income (loss)			98,934	$ (21,863)	(26,886)	636	(26,886)
Total Comprehensive Income (Loss)	557,802	418,142	956,882		89,243	(66,249)	89,243
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	2,242,498	117,687	2,242,498		117,687	175,619
Segmented liabilities	194,497	218,457	194,497		218,457	90,617
Segmented direct costs			59,322		30,215	51,032
Segmented selling, general & administrative			(576,562)		78,762	153,703
Segmented profit / (loss)			562,808			(242,295)	(80,930)
Segmented profit / (loss)					(80,930)	(242,295)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			171,603		145,380	159,605
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			5,998		3,802	2,771
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	2,442,338	1,576,836	2,442,338		1,576,836	1,154,500
Segmented liabilities	674,104	475,622	674,104		475,622	126,457
Segmented direct costs			60,019		44,206	42,174
Segmented selling, general & administrative			32,948		90,778	61,864
Segmented profit / (loss)			656,749			632,952	547,423
Segmented profit / (loss)					547,423	632,952
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			896,912		857,988	878,138
Head office [member]
Statement Line Items [Line Items]
Segmented assets	55,186	41,755	55,186		41,755	95,571
Segmented liabilities	134,417	337,603	134,417		337,603	648,040
Segmented direct costs
Segmented selling, general & administrative			297,003		261,377	409,056
Segmented profit / (loss)			(297,292)			(409,502)	$ (261,734)
Segmented profit / (loss)					(261,734)	(409,502)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,740,022	1,736,275	2,740,022		1,736,275	1,425,690
Segmented liabilities	$ 1,003,018	$ 1,031,682	1,003,018		1,031,682	864,114
Segmented direct costs			119,341		74,422	93,206
Segmented selling, general & administrative			(246,611)		430,917	624,624
Segmented profit / (loss)			922,265
Segmented profit / (loss)					204,759	(18,845)
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			171,603		145,380	159,605
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			$ 902,910		$ 861,790	$ 880,909